Financial Risk Management - Summary of Impact of a Reasonably Possible Strengthening (Weakening) (Detail) - Currency risk [member] - USD - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Strengthening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ 3,290	€ 2,335
Weakening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ (4,021)	€ (2,853)